Note 10 - Segment Financial Information	6 Months Ended
Jun. 30, 2020
Notes
Note 10 - Segment Financial Information	Note 10 – Segment Financial Information

The Company discloses segment information in accordance with FASB ASC 280. FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.

The Company has eight divisions which comprise its operations: Division I through Division V, Division VII, Division VIII and Division IX. Each division consists of branch offices that are aggregated based on vice president responsibility and geographic location. Division I consists of offices located in South Carolina. Prior to 2020, offices in North Georgia comprised Division II, Division III consisted of offices in South Georgia and Division IX consisted of offices in West Georgia. Effective January 1, 2020, the Company geographically realigned the Georgia Divisions into Division II consisting of Middle Georgia, Division III consisting of South Georgia and Division IX consisting of North Georgia. Various branches were realigned in order to be in the appropriate geographic division. Division IV represents our Alabama offices, Division V represents our Mississippi offices, Division VII represents our Tennessee offices and Division VIII represents our Louisiana offices. The following division financial data has been retrospectively presented to give effect to the current structure. The change in the Georgia reporting structure had no impact on the previously reported consolidated results.

Accounting policies of each of the divisions are the same as those for the Company as a whole. Performance is measured based on objectives set at the beginning of each year and include various factors such as division profit, growth in earning assets and delinquency and loan loss management. All division revenues result from transactions with third parties. The Company does not allocate income taxes or corporate headquarter expenses to the divisions.

Below is a performance recap of each of the Company’s divisions for the three- and six-month periods ended June 30, 2020 and 2019, followed by a reconciliation to consolidated Company data.

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total
(in thousands)
Division Revenues:
3 Months ended 06/30/2020	$ 9,430	$ 8,789	$ 9,542	$ 9,186	$ 6,276	$ 5,987	$ 5,198	$ 7,701	$ 62,109
3 Months ended 06/30/2019	$ 9,130	$ 8,620	$ 9,504	$ 9,360	$ 5,624	$ 5,502	$ 4,856	$ 8,093	$ 60,689
6 Months ended 06/30/2020	$ 19,640	$ 17,970	$ 19,705	$ 18,977	$ 12,837	$ 12,291	$ 10,914	$ 16,207	$ 128,541
6 Months ended 06/30/2019	$ 17,911	$ 17,129	$ 18,816	$ 18,405	$ 11,192	$ 10,682	$ 9,540	$ 16,099	$ 119,774

Division Profit:
3 Months ended 06/30/2020	$ 2,908	$ 3,506	$ 3,846	$ 2,650	$ 1,740	$ 1,450	$ 1,107	$ 2,192	$ 19,399
3 Months ended 06/30/2019	$ 3,121	$ 3,452	$ 3,989	$ 3,026	$ 1,490	$ 1,209	$ 1,066	$ 2,568	$ 19,921
6 Months ended 06/30/2020	$ 6,161	$ 7,260	$ 8,029	$ 5,843	$ 3,737	$ 2,746	$ 2,510	$ 5,175	$ 41,461
6 Months ended 06/30/2019	$ 6,221	$ 7,013	$ 8,150	$ 6,069	$ 3,022	$ 2,464	$ 2,264	$ 5,662	$ 40,865

Division Assets:
06/30/2020	$ 101,310	$ 102,672	$ 106,493	$ 123,152	$ 68,824	$ 75,682	$ 58,009	$ 94,433	$ 730,575
12/31/2019	$ 105,094	$ 102,952	$ 109,390	$ 123,652	$ 68,269	$ 73,116	$ 59,100	$ 98,875	$ 740,448

	3 Months Ended 6/30/2020	3 Months Ended 6/30/2019	6 Months Ended 6/30/2020	6 Months Ended 6/30/2019
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$ 62,109	$ 59,085	$ 128,541	$ 119,774
Corporate finance charges earned, not allocated to divisions	21	34	52	65
Corporate investment income earned, not allocated to divisions	1,669	1,788	3,449	3,672
Timing difference of insurance income allocation to divisions	1,531	1,837	3,830	3,403
Other revenue not allocated to divisions	3	4	5	7
Consolidated Revenues (1)	$ 65,333	$ 62,748	$ 135,877	$ 126,921

	3 Months Ended 6/30/2020	3 Months Ended 6/30/2019	6 Months Ended 6/30/2020	6 Months Ended 6/30/2019
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$ 19,399	$ 19,921	$ 41,461	$ 40,865
Corporate earnings not allocated	3,224	3,484	7,336	7,147
Corporate expenses not allocated	(17,055)	(18,643)	(40,394)	(37,923)
Consolidated Income Before Income Taxes	$ 5,568	$ 4,762	$ 8,403	$ 10,089

Note 1:  Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.